INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2023	2022
Cost:

Know-how and patents	$3,291	$3,230
Technology	6,673	6,337
Customer relationships	1,063	1,046

	11,027	10,613
Accumulated amortization:

Know-how and patents	3,276	3,211
Technology	5,859	5,307
Customer relationships	1,011	953

	10,146	9,471

Intangible assets, net	$881	$1,142

b.	Amortization expenses related to intangible assets amounted to $497, $948 and $973 for the years ended December 31, 2023, 2022 and 2021, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2024	$362
2025	354
2026	160
2027	5

$881